Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying values and estimated fair values of financial instruments

	2020		2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	160,475	160,475	184,835	184,835
Restricted cash	11,296	11,296	12,935	12,935
Margin deposits	6,153	6,153	—	—
Long-term receivables	27,294	27,294	13,000	13,000
Financial liability	(5,148)	(5,148)	—	—
Debt	(1,509,794)	(1,509,794)	(1,544,551)	(1,544,551)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location

		Asset Derivatives		Liability Derivatives
		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments— Fair value	—	131	11,095	3,024

	Financial instruments—Fair Value, net of current portion	—	260	25,088	12,199

Subtotal		—	391	36,183	15,223

		Asset Derivatives		Liability Derivatives
		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments— Fair value	—	—	—	121

	Financial instruments—Fair Value, net of current portion	—	—	—	66

Bunker swaps	Current portion of financial instruments—Fair value	255	520	3,988	755

Bunker swaps	Financial instruments—Fair Value, net of current portion	—	27	5,023	2,642
Bunker put options	Current portion of financial instruments—Fair value	387	—	180	—

Bunker call options	Current portion of financial instruments—Fair value	—	147	—	—

Subtotal		642	694	9,191	3,584

Total derivatives		642	1,085	45,374	18,807

Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location
Derivative		Amount
		2020	2019	2018
Interest rate swaps		(25,054)	(9,938)	(4,316)

Total		(25,054)	(9,938)	(4,316)

Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)

	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2020	2019	2018
Interest rate swaps	Depreciation expense	(189)	(189)	(189)
Interest rate swaps	Interest and finance costs, net	(6,224)	(56)	(772)

Total		(6,413)	(245)	(961)

Financial Instruments - Schedule of Derivatives Not Designated As Hedging Instruments - Net effect on the Statement Of Comprehensive Income

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location
Derivative		Amount
		2020	2019	2018
Interest rate swaps	Interest and finance costs, net	187	(149)	(39)
Bunker swaps	Interest and finance costs, net	(14,312)	1,122	(1,142)
Bunker put options	Interest and finance costs, net	(271)	—	—
Bunker call options	Interest and finance costs, net	(74)	(1,672)	231

Total		(14,470)	(699)	(950)

Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
Recurring measurements:	December 31, 2020	December 31, 2019
Interest rate swaps	(36,183)	(15,019)
Bunker swaps	(8,755)	(2,850)
Bunker put options	207	—
Bunker call options	—	147

	(44,731)	(17,722)